Ordinary Shares	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Ordinary Shares
15.
ORDINARY SHARES

As of December 31, 2024, Autohome Inc. had 479,288,580 issued and outstanding ordinary shares after considering the effects of the Share Subdivision as detailed in Note 2(a).

On November 18, 2021, the Company announced a share repurchase program under which the Company may repurchase up to US$200 million of its ADSs over the next twelve months through open market transactions at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on the market conditions and in accordance with applicable rules and regulations. On November 3, 2022, the Board of Directors authorized an extension of the term of the share repurchase program for another twelve months to November 17, 2023. The Company repurchased 6,726,883 ADSs (equal to 26,907,532 ordinary shares) from the open market with an aggregate purchase price of RMB1,384.14 million (US$200.00 million) till December 31, 2023. The repurchased shares have not been cancelled by the end of 2023 and are reflected as treasury stock. 2,000,000 ADSs of the treasury stock have been reserved for future issuance upon the exercise of share options and vesting of restricted shares during the year ended December 31, 2024, of which 1,062,928 ADSs had been reissued to employees and directors upon the exercise of share options and vesting of restricted shares.

On September 4, 2024, the Company announced a new share repurchase program under which the Company may repurchase up to US$200 million of its ADSs over the next twelve months through open market transactions at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on the market conditions and in accordance with applicable rules and regulations. The Company repurchased 1,860,800 ADSs (equal to 7,443,200 ordinary shares) from the open market with an aggregate purchase price of RMB363.34 million (US$50.62 million) under the new share repurchase program till December 31, 2024. The repurchased shares have not been cancelled by the end of 2024 and are reflected as treasury stock.